Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 72,622,160	$ 64,252,669
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	72,622,160	64,252,669
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Chemung Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,317,294	5,467,013
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	67,304,866	58,785,656
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	72,622,160	64,252,669
Level 1 | Chemung Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,317,294	5,467,013
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	67,304,866	58,785,656
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Chemung Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Chemung Financial Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0